INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023
Operating loss carryforwards	$ 6,298,000	$ 3,049,000
UNITED STATES
Effective tax rate	21.00%
Operating loss carryforwards	$ 37,481,805	$ 17,038,000
ISRAEL
Effective tax rate	23.00%	23.00%